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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07242

The Cutler Trust
(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Erich M. Patten

Cutler Investment Counsel, LLC 25 Bigham Knoll Jacksonville, Oregon 97530_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(541) 770-9000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                          Schedule of Investments.

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Consumer Discretionary - 18.7%
Hotels, Restaurants & Leisure - 3.1%
McDonald's Corporation	39,655	$3,863,983

Media - 4.1%
Walt Disney Company (The)	48,992	5,138,771

Multiline Retail - 7.3%
Nordstrom, Inc.	54,385	4,368,203
Target Corporation	57,650	4,731,336
		9,099,539
Specialty Retail - 4.2%
Home Depot, Inc. (The)	46,200	5,248,782

Consumer Staples - 7.4%
Beverages - 2.7%
PepsiCo, Inc.	35,495	3,394,032

Food & Staples Retailing - 1.9%
Sysco Corporation	60,595	2,286,249

Household Products - 2.8%
Procter & Gamble Company (The)	42,630	3,493,102

Energy - 8.8%
Energy Equipment & Services - 1.8%
Schlumberger Ltd.	27,000	2,252,880

Oil, Gas & Consumable Fuels - 7.0%
Chevron Corporation	29,820	3,130,503
ConocoPhillips	44,330	2,759,986
Exxon Mobil Corporation	33,881	2,879,885
		8,770,374
Financials - 11.7%
Banks - 2.9%
M&T Bank Corporation	28,340	3,599,180

Capital Markets - 2.7%
BlackRock, Inc. - Class A	9,384	3,433,043

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Financials - 11.7% (Continued)
Consumer Finance - 3.0%
American Express Company	47,395	$3,702,497

Insurance - 3.1%
Chubb Corporation (The)	37,670	3,808,437

Health Care - 13.3%
Health Care Equipment & Supplies - 3.2%
Becton, Dickinson & Company	27,525	3,952,315

Pharmaceuticals - 10.1%
Bristol-Myers Squibb Company	78,990	5,094,855
Johnson & Johnson	37,170	3,739,302
Merck & Company, Inc.	65,290	3,752,869
		12,587,026
Industrials - 10.6%
Aerospace & Defense - 3.0%
United Technologies Corporation	32,010	3,751,572

Air Freight & Logistics - 2.4%
United Parcel Service, Inc. - Class B	30,500	2,956,670

Machinery - 5.2%
Caterpillar, Inc.	30,280	2,423,309
Deere & Company	45,944	4,028,829
		6,452,138
Information Technology - 13.4%
Communications Equipment - 1.8%
QUALCOMM, Inc.	32,639	2,263,188

IT Services - 2.4%
International Business Machines Corporation	18,565	2,979,683

Semiconductors & Semiconductor Equipment - 6.5%
Intel Corporation	104,965	3,282,256
Texas Instruments, Inc.	83,900	4,797,821
		8,080,077
Software - 2.7%
Microsoft Corporation	81,425	3,310,333

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Materials - 5.3%
Chemicals - 5.3%
E.I. du Pont de Nemours and Company	58,405	$4,174,205
Monsanto Company	21,715	2,443,806
		6,618,011
Telecommunication Services - 5.4%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	109,403	3,572,008
Verizon Communications, Inc.	64,760	3,149,279
		6,721,287
Utilities - 2.5%
Gas Utilities - 2.5%
National Fuel Gas Company	52,145	3,145,908

Total Common Stocks (Cost $84,495,112)		$120,909,077

MONEY MARKET FUNDS - 2.8%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.04% (a) (Cost $3,419,302)	3,419,302	$3,419,302

Total Investments at Value - 99.9% (Cost $87,914,414)		$124,328,379

Other Assets in Excess of Liabilities - 0.1%		170,258

Net Assets - 100.0%		$124,498,637

(a)	The rate shown is the 7-day effective yield as of March 31, 2015.

See accompanying notes to Schedules of Investments.

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS - 11.9%	Coupon		Maturity	Par Value	Value
U.S. Treasury Notes	1.375%		05/31/20	$1,000,000	$998,203
U.S. Treasury Notes	2.500%		05/15/24	750,000	787,852
U.S. Treasury Bonds, Stripped Principal Payment	2.500	%(a)	11/15/44	300,000	138,515
U.S. Treasury Bonds, Stripped Principal Payment	2.375	%(a)	11/15/44	300,000	135,516
Total U.S. Treasury Obligations (Cost $2,019,579)					$2,063,086

U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.7%	Coupon		Maturity	Par Value	Value
Federal Agricultural Mortgage Corporation - 9.1%
Farmer Mac	2.800%		09/09/20	$1,500,000	$1,584,186

Federal Farm Credit Bank - 9.1%
Federal Farm Credit Bank	0.190%		06/04/15	100,000	100,011
Federal Farm Credit Bank	2.680%		07/09/21	500,000	502,154
Federal Farm Credit Bank	2.250%		08/15/22	65,000	64,270
Federal Farm Credit Bank	2.750%		06/26/23	500,000	519,833
Federal Farm Credit Bank	2.370%		05/01/25	400,000	398,496
					1,584,764
Federal Home Loan Bank - 3.5%
Federal Home Loan Bank	1.250	%(b)	08/28/24	500,000	499,176
Federal Home Loan Bank	1.750	%(b)	08/28/24	100,000	99,676
					598,852
Federal Home Loan Mortgage Corporation - 2.9%
Federal Home Loan Mortgage Corporation	1.500%		06/24/20	500,000	493,725

Federal National Mortgage Association - 3.3%
Federal National Mortgage Association	1.250	%(b)	01/30/20	500,000	499,415
Federal National Mortgage Association	2.200%		10/25/22	64,000	63,782
					563,197
Financing Corporation (FICO) - 3.5%
Financing Corporation (FICO)	9.800%		11/30/17	500,000	614,083

Private Export Funding Corporation - 2.3%
Private Export Funding Corporation	4.300%		12/15/21	350,000	398,072

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.7% (Continued)	Coupon		Maturity	Par Value	Value
U.S. Department of Housing and Urban Development - 1.0%
U.S. Department of Housing and Urban Development	4.130%		08/01/25	$150,000	$167,380

Total U.S. Government Agency Obligations (Cost $5,837,860)					$6,004,259

OTHER GOVERNMENT OBLIGATIONS - 2.0%	Coupon		Maturity	Par Value	Value
Province of Manitoba (Cost $353,712)	1.300%		04/03/17	$350,000	$353,313

MORTGAGE-BACKED SECURITIES - 11.7%	Coupon		Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.9%
FHLMC, Series K717, IO	0.640	%(b)	09/01/21	$19,988,779	$579,874
FHLMC, Pool #J13584	3.500%		11/01/25	55,096	58,897
FHLMC, Series 1963	7.500%		01/01/27	26,093	30,168
					668,939
Federal National Mortgage Association - 7.8%
FNMA, Series 2003-3	5.000%		02/01/18	14,791	15,408
FNMA, Pool #899237	5.000%		03/01/22	13,766	14,899
FNMA, Series 2002-93	6.500%		03/01/32	50,124	56,959
FNMA Multifamily REMIC Trust, Series 2013-M11, IO	6.500	%(b)	01/25/18	14,395,113	1,016,655
FNMA Multifamily REMIC Trust, Series 2006-M1	5.390	%(b)	06/01/19	236,864	244,893
					1,348,814
Government National Mortgage Association - 0.0% (c)
GNMA, Pool #577742	5.500%		09/01/17	3,969	4,348

Total Mortgage-Backed Securities (Cost $2,036,135)					$2,022,101

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
ASSET-BACKED SECURITIES - 15.7%	Coupon		Maturity	Par Value	Value
Banc of America Commercial Mortgage Trust,
Series 2004-4, IO	0.260	%(b)	07/01/42	$10,005,824	$23,173
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-T20	5.290	%(b)	10/12/42	200,000	195,304
FPL Recovery Funding,
Series 2007-A	5.127%		08/01/17	27,486	27,900
FREMF Mortgage Trust,
Series 2011-K15, IO	0.100%		08/01/44	121,066,684	621,435
GCCFC Commercial Mortgage Trust,
Series 2005-GG5	5.220	%(b)	04/01/37	425,841	428,983
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-LDP2	4.842	%(b)	07/01/42	525,000	527,585
Merrill Lynch Mortgage Trust,
Series 2005-LC1	5.550	%(b)	01/12/44	210,000	215,769
Morgan Stanley Capital I Trust,
Series 1998-HF2, IO	1.120	%(b)	11/01/30	1,616,018	35,244
RSB Bond Company, LLC,
Series 2007-A	5.720%		04/01/16	68,576	69,493
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, IO	0.020	%(a)	10/01/44	1,769,023,587	566,088
Total Asset-Backed Securities (Cost $2,781,808)					$2,710,974

CORPORATE BONDS - 16.6%	Coupon		Maturity	Par Value	Value
Consumer Discretionary - 1.9%
Fortune Brands, Inc.	5.375%		01/15/16	$321,000	$331,667

Energy - 1.2%
Buckeye Partners, L.P.	4.875%		02/01/21	200,000	212,026

Financials - 8.0%
Bank of America Corporation	5.625%		07/01/20	500,000	576,438
Finial Holdings, Inc.	7.125%		10/15/23	250,000	303,960
International Finance Corporation	1.125	%(b)	03/15/19	500,000	499,127
					1,379,525
Industrials - 1.8%
Domtar Corporation	10.750%		06/01/17	120,000	140,656

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 16.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 1.8% (Continued)
Iron Mountain, Inc.	8.375%	08/15/21	$21,000	$21,866
Kinross Gold Corporation	5.125%	09/01/21	100,000	95,648
Valmont Industries, Inc.	6.625%	04/20/20	51,000	59,994
				318,164
Telecommunication Services - 2.9%
Scripps Networks Interactive, Inc.	2.700%	12/15/16	300,000	308,851
Verizon Communications, Inc.	2.000%	11/01/16	185,000	187,702
				496,553
Utilities - 0.8%
Sempra Energy	6.500%	06/01/16	125,000	132,984

Total Corporate Bonds (Cost $2,816,395)				$2,870,919

MONEY MARKET FUNDS - 6.9%			Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.04% (d) (Cost $1,201,822)			1,201,822	$1,201,822

Total Investments at Value - 99.5% (Cost $17,047,311)				$17,226,474

Other Assets in Excess of Liabilities - 0.5%				92,980

Net Assets - 100.0%				$17,319,454

IO	- Interest only strip.

(a)	The rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2015.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of March 31, 2015.

See accompanying notes to Schedules of Investments.

THE CUTLER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2015 (Unaudited)

1. Securities Valuation

Portfolio securities of Cutler Equity Fund and Cutler Fixed Income Fund (the “Funds”) are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the closing bid price. Investments in shares of other open-end investment companies are valued at net asset value per share.

The Funds value securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Funds’ investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Funds’ securities primarily trade but before the time as of which the Funds calculate their net asset values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities held by Cutler Fixed Income Fund are classified as Level 2 since the values for the fixed income securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2015 by security type:

Cutler Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$120,909,077	$-	$-	$120,909,077
Money Market Funds	3,419,302	-	-	3,419,302
Total	$124,328,379	$-	$-	$124,328,379

THE CUTLER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Cutler Fixed Income Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$2,063,086	$-	$2,063,086
U.S. Government Agency Obligations	-	6,004,259	-	6,004,259
Other Government Obligations	-	353,313	-	353,313
Mortgage-Backed Securities	-	2,022,101	-	2,022,101
Asset-Backed Securities	-	2,710,974	-	2,710,974
Corporate Bonds	-	2,870,919	-	2,870,919
Money Market Funds	1,201,822	-	-	1,201,822
Total	$1,201,822	$16,024,652	$-	$17,226,474

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of March 31, 2015, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of March 31, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2015:

	Cutler	Cutler
	Equity	Fixed Income
	Fund	Fund
Cost of portfolio investments	$87,932,909	$17,047,311

Gross unrealized appreciation	$38,145,970	$305,195
Gross unrealized depreciation	(1,750,500)	(126,032)

Net unrealized appreciation	$36,395,470	$179,163

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Cutler Equity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.                          Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                          Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	May 26, 2015

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer

Date	May 26, 2015

* Print the name and title of each signing officer under his or her signature.